SUPPLEMENT DATED JANUARY 23, 2004
                    TO THE PRINCIPAL MUTUAL FUNDS PROSPECTUS
                           CLASS A AND CLASS B SHARES
                              DATED MARCH 1, 2003


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH DECEMBER 31, 2003, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MARCH 1, 2003.


APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


Certain Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Mutual Funds, performance numbers shown would differ. Although the Principal Mutual Funds and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Mutual Funds will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


The performance of Class B shares will vary from the performance of Class A shares based on the differences in sales charges and fees.

                                                                             AVERAGE ANNUAL PERFORMANCE
                                                                             (THROUGH DECEMBER 31, 2003)

                                                                                                                  LIFE
                                                              YTD       1 YR      3 YR       5 YR     10 YR     OF FUND
                                                            ---------------------------------------------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ (A)/                18.02     18.02      -2.01     -1.23      5.15       7.37
 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond
 Index                                                       18.47     18.47       0.88      2.65      9.74
 S&P 500 Index                                               28.67     28.67      -4.05     -0.57     11.06
 Lehman Brothers Aggregate Bond Index                         4.11      4.11       7.57      6.62      6.95
 Morningstar Moderate Allocation Category                    20.06     20.06       0.26      2.48      8.15

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ (//B//)/       24.99     24.99      -0.64     -1.80      7.95      10.98
 Russell 1000 Value Index                                    30.03     30.03       1.22      3.57     11.87
 Morningstar Large Value Category                            28.40     28.40      -0.22      2.53      9.85

PRINCIPAL GROWTH FUND, INC. - CLASS A/ (//C//)/              25.58     25.58     -13.31     -7.53      4.91       8.70
 Russell Midcap Growth Index                                 42.72     42.72      -6.13      2.01      9.41
 Morningstar Large Growth Category                           28.55     28.55     -10.39     -3.20      7.96

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ (//D//)/      27.65     27.65      -4.92       N/A       N/A      -4.61
Principal Global Investors S&P 500 Index Composite                                          -0.94     10.67
 S&P 500 Index                                               28.67     28.67      -4.05     -0.57     11.06
 Morningstar Large Blend Category                            26.72     26.72      -4.76     -0.43      9.24

                                                            ---------------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(//b//) /SEC effective date 10/15/69
 /(//c//)//
 /Principal's large cap growth investment team joined the firm at the end of 1999. Prior to joining Principal, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(//d//) /SEC effective date 03/01/00
                                                                                       ANNUAL PERFORMANCE
                                                                                    (YEAR ENDED DECEMBER 31)


                                                              2003      2002       2001       2000       1999      1998
                                                            ---------------------------------------------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ (A)/                18.02     -14.14      -7.16      -0.71      0.63     11.20
 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond        18.47      -9.83      -3.72      -1.01     11.96     21.08
 Index
 S&P 500 Index                                               28.67     -22.11     -11.88      -9.11     21.04     28.58
 Lehman Brothers Aggregate Bond Index                         4.11      10.26       8.42      11.63     -0.82      8.69
 Morningstar Moderate Allocation Category                    20.06     -11.48      -4.63       1.66     10.34     13.20

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ (//B//)/       24.99     -14.18      -8.55      -0.08      6.86     12.13
 Russell 1000 Value Index                                    30.03     -15.52      -5.59       7.02      7.35     15.63
 Morningstar Large Value Category                            28.40     -18.92      -5.37       5.47      6.63     13.10

PRINCIPAL GROWTH FUND, INC. - CLASS A/ (//C//)/              25.58     -29.82     -26.10     -10.64     16.13     20.37
 Russell Midcap Growth Index                                 42.72     -27.40     -20.16     -11.74     51.29     17.86
 Morningstar Large Growth Category                           28.55     -27.73     -23.63     -14.09     39.72     33.56

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ (//D//)/      27.65     -23.01     -15.53      -2.94
Principal Global Investors S&P 500 Index Composite                                                      20.62     28.18
 S&P 500 Index                                               28.67     -22.11     -11.88      -9.11     21.04     28.58
 Morningstar Large Blend Category                            26.72     -22.02     -13.68      -6.97     19.72     21.95

                                                            ---------------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(//b//) /SEC effective date 10/15/69
 /(//c//)//
 /Principal's large cap growth investment team joined the firm at the end of 1999. Prior to joining Principal, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(//d//) /SEC effective date 03/01/00




                                                              1997      1996      1995       1994
                                                            ----------------------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ (A)/                17.29     13.00     23.39      -3.38
 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond        23.56     15.03     29.60      -0.33
 Index
 S&P 500 Index                                               33.36     22.96     37.58       1.32
 Lehman Brothers Aggregate Bond Index                         9.65      3.63     18.47      -2.92
 Morningstar Moderate Allocation Category                    19.35     14.15     25.72      -2.28

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ (//B//)/       28.69     23.42     31.90       0.21
 Russell 1000 Value Index                                    35.18     21.64     38.35      -1.99
 Morningstar Large Value Category                            27.01     20.79     32.28      -0.81

PRINCIPAL GROWTH FUND, INC. - CLASS A/ (//C//)/              28.41     12.23     33.47       3.21
 Russell Midcap Growth Index                                 22.54     17.48     33.98      -2.16
 Morningstar Large Growth Category                           25.00     18.95     32.27      -2.32

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ (//D//)/
Principal Global Investors S&P 500 Index Composite           32.89     22.51     37.07       1.05
 S&P 500 Index                                               33.36     22.96     37.58       1.32
 Morningstar Large Blend Category                            27.43     20.37     31.99      -1.08

                                                            ----------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(//b//) /SEC effective date 10/15/69
 /(//c//)//
 /Principal's large cap growth investment team joined the firm at the end of 1999. Prior to joining Principal, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(//d//) /SEC effective date 03/01/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)                                   (YEAR ENDED DECEMBER 31)

                                                             LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003    2002    2001    2000   1999   1998   1997
                        ---------------------------------------------     ----------------------------------------------------
PRINCIPAL MIDCAP FUND,
INC. - CLASS A/ (A)/    32.28  32.28    4.66   8.10  11.55   13.79        32.28   -9.35   -4.40   15.36  11.62  -0.23  22.94
 Russell Midcap Index   40.08  40.08    3.48   7.24  12.18                40.08  -16.19   -5.63    8.25  18.23  10.10  29.01
 Morningstar Mid-Cap
 Blend Category         36.42  36.42    4.71   7.78  11.48                36.42  -17.08   -4.96    3.37  18.70   6.77  26.45

PRINCIPAL PARTNERS
BLUE CHIP FUND, INC. -
CLASS A/ (B)/           27.47  27.47   -8.13  -5.01   6.23    6.68        27.47  -25.70  -18.13  -10.89  11.96  16.55  26.25
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large
 Blend Category         26.72  26.72   -4.76  -0.43   9.24                26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43

PRINCIPAL PARTNERS
EQUITY GROWTH FUND,
INC. - CLASS A/
(//C//)/                23.43  23.43   -9.54    N/A    N/A   -7.37        23.43  -28.69  -15.89  -12.24
Morgan Stanley Equity
Growth Composite                              -1.03  11.49                                               39.42  21.11  31.40
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20   7.96                28.55  -27.73  -23.63  -14.09  39.72  33.58  25.00

PRINCIPAL PARTNERS
LARGECAP BLEND FUND,
INC. - CLASS A/
(//D//)/                22.91  22.91   -2.20    N/A    N/A   -0.97        22.91  -17.88   -7.32
Federated Core Equity
Composite                                      5.91    N/A                                        -3.31  44.20  20.71  31.30
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67  -22.11  -11.88   -9.11  21.04  28.58  33.36
 Morningstar Large
 Blend Category         26.72  26.72   -4.76  -0.43   9.24                26.72  -22.02  -13.68   -6.97  19.72  21.95  27.43

PRINCIPAL PARTNERS
LARGECAP VALUE FUND,
INC. - CLASS A/
(//D//)/                28.31  28.31    4.63    N/A    N/A    5.75        28.31  -14.50    4.39
Bernstein Diversified
Value Composite                                 N/A    N/A                                        13.80
 Russell 1000 Value
 Index                  30.03  30.03    1.22   3.57  11.87                30.03  -15.52   -5.59    7.02   7.35  15.63  35.18
 Morningstar Large
 Value Category         28.40  28.40   -0.22   2.53   9.85                28.40  -18.92   -5.37    5.47   6.63  13.10  27.01

                        ---------------------------------------------     ----------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(//c//)/ SEC effective date 11/01/99
 /(//d//) /SEC effective date 12/22/00




                        1996   1995    1994
                        ---------------------
PRINCIPAL MIDCAP FUND,  19.13  34.20    3.03
INC. - CLASS A/ (A)/
 Russell Midcap Index   19.00  34.46   -2.09
 Morningstar Mid-Cap    20.44  28.71   -1.61
 Blend Category

PRINCIPAL PARTNERS      16.78  33.19    3.36
BLUE CHIP FUND, INC. -
CLASS A/ (B)/
 S&P 500 Index          22.96  37.58    1.32
 Morningstar Large      20.37  31.99   -1.08
 Blend Category

PRINCIPAL PARTNERS
EQUITY GROWTH FUND,
INC. - CLASS A/
(//C//)/
Morgan Stanley Equity   31.23  45.03    3.18
Growth Composite
 S&P 500 Index          22.96  37.58    1.32
 Morningstar Large      18.95  32.27   -2.32
 Growth Category

PRINCIPAL PARTNERS
LARGECAP BLEND FUND,
INC. - CLASS A/
(//D//)/
Federated Core Equity   18.98
Composite
 S&P 500 Index          22.96  37.58    1.32
 Morningstar Large      20.37  31.99   -1.08
 Blend Category

PRINCIPAL PARTNERS
LARGECAP VALUE FUND,
INC. - CLASS A/
(//D//)/
Bernstein Diversified
Value Composite
 Russell 1000 Value     21.64  38.35   -1.99
 Index
 Morningstar Large      20.79  32.28   -0.81
 Value Category

                        ---------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(//c//)/ SEC effective date 11/01/99
 /(//d//) /SEC effective date 12/22/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)                                   (YEAR ENDED DECEMBER 31)

                                                             LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003    2002    2001    2000    1999    1998   1997
                        ---------------------------------------------     ------------------------------------------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/    47.44  47.44  -10.91    N/A    N/A  -16.60        47.44  -33.33  -28.07
Turner Midcap Growth
Composite                                      8.47    N/A                                        -8.10  126.09   26.33  41.77
 Russell Midcap Growth
 Index                  42.72  42.72   -6.13   2.01   9.41                42.72  -27.40  -20.16  -11.74   51.29   17.86  22.54
 Morningstar Mid-Cap
 Growth Category        36.09  36.09   -7.80   2.61   8.38                36.09  -27.53  -21.28   -6.90   63.90   17.51  17.05

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/          43.81  43.81  -18.85    N/A    N/A  -17.54        43.81  -45.96  -31.23
UBS U.S. Small
Capitalization Growth
Equity Composite                              13.99    N/A                                        24.24   45.42  -10.81  22.93
 Russell 2000 Growth
 Index                  48.53  48.53   -2.04   0.85   5.43                48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95
 Morningstar Small
 Growth Category        45.00  45.00   -2.09   6.20   8.58                45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19

PRINCIPAL REAL ESTATE
FUND, INC. - CLASS A/
(C)/                    38.01  38.01   16.67  14.41    N/A    9.18        38.01    6.99    7.54   29.65   -4.76  -13.62
Principal Capital -
REI Real Estate
Composite                                              N/A                                                               19.83
 Morgan Stanley REIT
 Index                  36.74  36.74   16.94  14.12    N/A                36.74    3.64   12.83   26.81   -4.55  -16.90  18.58
 Morningstar Specialty
 - Real Estate
 Category               36.89  36.89   16.05  14.04  11.32                36.89    4.10    8.93   25.83   -3.35  -15.79  23.05

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(C)/                    36.41  36.41   -0.30   4.06    N/A    2.37        36.41  -27.68    0.45  -14.03   43.22   -5.68
Principal Global
Investors Small
Company Blend
Composite                                              N/A                                                               15.89
 Russell 2000 Index     47.25  47.25    6.27   7.13   9.48                47.25  -20.48    2.49   -3.02   21.26   -2.55  22.36
 Morningstar Small
 Blend Category         42.77  42.77    9.18  10.83  10.76                42.77  -16.17    8.41   12.84   18.18   -3.64  26.12

PRINCIPAL UTILITIES
FUND, INC. - CLASS A/
(D)/                    13.62  13.62  -10.70  -2.95   5.45    5.87        13.62  -12.73  -28.20   18.23    2.25   22.50  29.58
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67  -22.11  -11.88   -9.11   21.04   28.58  33.36
 Dow Jones Utilities
 w/Income Index         29.39  29.39   -9.92   0.70   6.33                29.39  -23.33  -26.25   51.07   -5.73   18.76  23.11
 Morningstar Specialty
 - Utilities Category   22.22  22.22   -9.75  -0.98   6.71                22.22  -23.80  -21.39    7.15   16.34   19.35  25.83

                        ---------------------------------------------     ------------------------------------------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /SEC effective date 12/31/97
 /(d) /SEC effective date 12/16/92




                        1996   1995     1994
                        ----------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/
Turner Midcap Growth
Composite
 Russell Midcap Growth  17.48  33.98    -2.16
 Index
 Morningstar Mid-Cap    16.99  34.79    -1.03
 Growth Category

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/
UBS U.S. Small          18.54  23.44
Capitalization Growth
Equity Composite
 Russell 2000 Growth    11.26  31.04    -2.43
 Index
 Morningstar Small      19.99  35.44    -0.28
 Growth Category

PRINCIPAL REAL ESTATE
FUND, INC. - CLASS A/
(C)/
Principal Capital -
REI Real Estate
Composite
 Morgan Stanley REIT    35.89  12.90
 Index
 Morningstar Specialty  31.68  15.17    -0.62
 - Real Estate
 Category

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(C)/
Principal Global
Investors Small
Company Blend
Composite
 Russell 2000 Index     16.50  28.45    -1.82
 Morningstar Small      19.66  25.51    -0.97
 Blend Category

PRINCIPAL UTILITIES      4.56  33.87   -11.09
FUND, INC. - CLASS A/
(D)/
 S&P 500 Index          22.96  37.58     1.32
 Dow Jones Utilities     9.08  32.26   -15.46
 w/Income Index
 Morningstar Specialty  11.39  27.10    -8.78
 - Utilities Category

                        ----------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /SEC effective date 12/31/97
 /(d) /SEC effective date 12/16/92

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

PERFORMANCE RESULTS - INTERNATIONAL GROWTH FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003    2002    2001    2000   1999    1998    1997
                        --------------------------------------------     ------------------------------------------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -    57.43  57.43  11.17  10.40    N/A   2.98         57.43   -8.02   -5.11  -28.63  67.20  -17.42
 CLASS A/ (A)/
Principal Global
Investors
International Emerging
Markets Equity
Composite                                             N/A                                                               11.38
 MSCI Emerging Markets
 Free Index-ID          51.59  51.59   9.88   8.17  -1.95                51.59   -7.97   -4.91  -31.86  63.70  -27.52  -13.41
 Morningstar
 Diversified Emerging
 Markets Category       55.30  55.30  12.53  11.12   1.00                55.30   -5.90   -3.73  -31.11  71.86  -27.03   -3.68

PRINCIPAL
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/    32.42  32.42  -6.21  -1.05   4.21   6.74         32.42  -16.96  -24.97   -8.64  25.82    8.48   12.22
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05   4.47                38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78
 Morningstar Foreign
 Large Blend Category   33.32  33.32  -4.60   0.49   4.65                33.32  -16.91  -21.83  -16.02  40.08   13.55    5.99

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/                    52.46  52.46  -1.32   9.01    N/A   9.05         52.46  -17.22  -23.87  -13.28  84.72   14.40
Principal Global
Investors
International Small
Cap Equity
Composite                                             N/A                                                               15.62
 Citigroup Extended
 Market Index (EMI)
 World ex US            53.73  53.73   6.31   5.88   5.17                53.73   -7.29  -15.69  -10.33  23.51   12.14   -9.40
 Morningstar Foreign
 Small/Mid Growth
 Category               54.07  54.07  -1.06   8.85   9.49                54.07  -16.10  -24.67  -15.78  88.72   17.46    9.67

                        --------------------------------------------     ------------------------------------------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81




                        1996   1995    1994
                        ---------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -
 CLASS A/ (A)/
Principal Global        25.57   7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets   3.92  -6.95   -8.67
 Free Index-ID
 Morningstar            13.35  -3.45   -9.27
 Diversified Emerging
 Markets Category

PRINCIPAL               23.76  11.56   -5.26
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/
 MSCI EAFE (Europe,      6.05  11.21    7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    12.31  10.76   -0.13
 Large Blend Category

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/
Principal Global        40.53   3.61
Investors
International Small
Cap Equity
Composite
 Citigroup Extended      7.25   5.25    8.50
 Market Index (EMI)
 World ex US
 Morningstar Foreign    20.59   7.44   -3.30
 Small/Mid Growth
 Category

                        ---------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81

PERFORMANCE RESULTS - INCOME FUNDS

                              AVERAGE ANNUAL PERFORMANCE                                      ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2003)                                   (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2003  2002   2001  2000   1999   1998  1997   1996  1995
                        ----------------------------------------     -----------------------------------------------------------
PRINCIPAL BOND FUND,
INC. - CLASS A/ (A)/    4.06  4.06  6.72  4.90  6.09    7.99         4.06   8.36  7.78   7.82  -3.04  7.14  10.96  2.27  22.28
 Lehman Brothers
 Aggregate Bond Index   4.11  4.11  7.57  6.62  6.95                 4.11  10.26  8.42  11.63  -0.82  8.69   9.65  3.63  18.47
 Morningstar
 Intermediate-Term
 Bond Category          4.92  4.92  6.77  5.67  6.08                 4.92   7.88  7.36   9.45  -1.22  7.42   8.76  3.30  17.35

PRINCIPAL GOVERNMENT
SECURITIES INCOME
FUND, INC. -            1.39  1.39  5.41  5.37  6.04    8.19         1.39   8.22  6.75  10.90   0.01  7.19   9.69  3.85  19.19
 CLASS A/ (B)/
 Lehman Brothers
 Government/Mortgage
 Index                  2.73  2.73  6.79  6.34  6.76                 2.73  10.06  7.71  12.29  -0.54  8.72   9.54  3.68  17.81
 Morningstar
 Intermediate
 Government Category    2.15  2.15  6.05  5.51  5.81                 2.15   9.07  6.84  10.76  -1.44  7.45   8.45  2.80  16.42

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/           2.37  2.37  5.28  5.07   N/A    5.52         2.37   7.25  6.29   8.67   0.96  6.70   6.74  4.85
Principal Global
Investors Limited Term
Fixed Income Composite                           N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    3.35  3.35  6.81  6.26  6.24                 3.35   8.12  9.03   8.91   2.09  7.63   7.13  4.67  12.88
 Morningstar
 Short-Term Bond
 Category               2.39  2.39  5.02  5.07  5.28                 2.39   5.24  7.32   8.14   2.12  6.28   6.51  4.35  11.48

PRINCIPAL TAX-EXEMPT
BOND, INC. - CLASS A/
(D)/                    4.51  4.51  6.44  4.74  5.16    6.90         4.51   9.20  5.68   7.96  -3.17  5.08   9.19  4.60  20.72
 Lehman Brothers
 Municipal Bond Index   5.32  5.32  6.65  5.82  6.03                 5.32   9.60  5.13  11.68  -2.06  6.48   9.20  4.43  17.46
 Morningstar Muni
 National Long
 Category               4.88  4.88  5.65  4.56  5.02                 4.88   7.96  4.03  10.17  -4.86  5.31   9.27  3.31  17.14

                        ----------------------------------------     -----------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86




                         1994
                        -------
PRINCIPAL BOND FUND,     -4.35
INC. - CLASS A/ (A)/
 Lehman Brothers         -2.92
 Aggregate Bond Index
 Morningstar             -3.73
 Intermediate-Term
 Bond Category

PRINCIPAL GOVERNMENT     -4.89
SECURITIES INCOME
FUND, INC. -
 CLASS A/ (B)/
 Lehman Brothers         -2.76
 Government/Mortgage
 Index
 Morningstar             -4.02
 Intermediate
 Government Category

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/
Principal Global
Investors Limited Term
Fixed Income Composite
 Lehman Brothers         -0.72
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar             -0.86
 Short-Term Bond
 Category

PRINCIPAL TAX-EXEMPT     -9.44
BOND, INC. - CLASS A/
(D)/
 Lehman Brothers         -5.17
 Municipal Bond Index
 Morningstar Muni        -6.61
 National Long
 Category

                        -------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86

IMPORTANT NOTES TO THE APPENDIX


CITI GROUP EXTENDED MARKET INDEX (EMI) WORLD EX US consists of the smaller-capitalization stocks, representing the bottom 20% of the available market capital for each individual country.


DOW JONES UTILITIES INDEX WITH INCOME is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy.


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the Lehman Government Index and the Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U. S. Treasuries bonds and government sponsored agency securities with no maturity restrictions. The MBS Index includes all fixed-rate, securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and at least one year or more to maturity. This index is classified into four main sectors:
General Obligation, Revenue, Insured and Prerefunded.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY consists of funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN SMALL/MID GROWTH CATEGORY consists of funds that seek capital appreciation by investing in small- and mid-sized international stocks that are growth-oriented. Small- and mid-cap stocks have market capitalizations less than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MODERATE ALLOCATION CATEGORY consists of domestic funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY consists of Muni National Long-Term Bond funds that invest municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with maturities of 10 years or more.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.

MORNINGSTAR SPECIALTY - UTILITIES CATEGORY consists of specialty-utilities funds that invest in phone, power, gas, and water companies. These types of companies have historically been conservative investments that pay sturdy dividends. These funds tend to provide relatively little capital appreciation, and more in the way of yield. These funds are sensitive to interest rates and industry changes.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


(C) 2003 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



MM 625 Q-12
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.